Recently Issued International Financial Reporting Standards - Additional Information (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
	Apr. 08, 2014	Jun. 30, 2018	Dec. 31, 2017
IFRS 15 revenue from contracts with customers [member]
Disclosure of changes in accounting estimates [line items]
Decrease in Deferred revenue		€ 8.7	€ 8.7
Incyte collaboration agreement [member]
Disclosure of changes in accounting estimates [line items]
Estimated contractual term		21 years
ONO Research and License Agreement [member]
Disclosure of changes in accounting estimates [line items]
Estimated contractual term	4 years 6 months
Incyte proprietary technology [member]
Disclosure of changes in accounting estimates [line items]
Estimated contractual term		9 years